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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                              1275 Pennsylvania Avenue, NW
                                              Washington, D.C. 20004-2415
                                              202.383.0100 fax 202.637.3593
                                              www.sutherland.com
                                              ATLANTA AUSTIN HOUSTON
                                              NEW YORK WASHINGTON DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

September 2, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E
     Registration Statement on Form N-4

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "1933 Act"), the Account's initial registration statement (the "Initial Registration Statement") on Form N-4 for the purpose of registering an individual flexible premium deferred variable annuity contract under the 1933 Act. All financial statements and exhibits required to be filed are included herein.

Pursuant to Rule 461 under the Securities Act, the Company and the principal underwriter have submitted requests for acceleration of effectiveness of the Initial Registration Statement to September 30, 2011, or as soon thereafter as is reasonably practicable. The Company very much appreciates any assistance the SEC staff can provide in meeting such requests.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 383-0590.

Sincerely,


/s/ W. Thomas Conner
-------------------------------------
W. Thomas Conner

Attachment

cc:  Patrice M. Pitts, Esq.
     Myra L. Saul, Esq.
     Trina Sandoval, Esq.